Restructuring and Relocation (HQ Relocation) (Details) (USD $)	12 Months Ended	14 Months Ended	26 Months Ended	12 Months Ended
	Dec. 31, 2012 Employee Relocation	Dec. 31, 2012 Employee Relocation	Dec. 31, 2013 Employee Relocation position	Dec. 31, 2012 One-time Termination Costs	Dec. 31, 2011 One-time Termination Costs	Dec. 31, 2012 Relocation, Recruiting, and Other Costs	Dec. 31, 2011 Relocation, Recruiting, and Other Costs	Dec. 31, 2012 Total Exit Costs	Dec. 31, 2011 Total Exit Costs	Dec. 31, 2012 Other Relocation Costs	Dec. 31, 2011 Other Relocation Costs	Dec. 31, 2012 Total	Dec. 31, 2011 Total
Restructuring Cost and Reserve
Expected number of positions relocated from Cincinnati			300
Expected number of positions relocated from elsewhere in the US			100
Relocation expected cost			$ 30,000,000
Restructuring and related cost, expected capital expenditures			5,000,000
Restructuring and related cost, cost incurred to date		26,000,000
Restructuring and related costs, cost incurred to date, capital expenditures		5,000,000
Restructuring and related cost, expected relocation costs remaining (excluding capital expenditures)	1,000,000
Restructuring Reserve Roll Forward
Beginning balance				5,303,000	0	244,000	0	5,547,000	0	108,000	0	5,655,000	0
Amounts expensed				2,527,000	5,303,000	13,129,000	265,000	15,656,000	5,568,000	4,048,000	284,000	19,704,000	5,852,000
Amounts paid				(5,799,000)	0	(12,295,000)	(21,000)	(18,094,000)	(21,000)	(4,238,000)	(176,000)	(22,332,000)	(197,000)
Ending balance				$ 2,031,000	$ 5,303,000	$ 1,078,000	$ 244,000	$ 3,109,000	$ 5,547,000	$ (82,000)	$ 108,000	$ 3,027,000	$ 5,655,000